EQUITY ACTIVITY - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	$ 18,392	$ 14,424	$ 12,014
Other comprehensive income/(loss)	2,806	209	(1,731)
Balance at the End of the Period	17,725	18,392	14,424
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(29,398)	(29,607)	(27,875)
Other comprehensive income before reclassifications	1,206	(1,581)	(3,252)
Amount reclassified from accumulated other comprehensive income	1,599	1,791	1,520
Other comprehensive income/(loss)	2,806	209	(1,731)
Balance at the End of the Period	(26,592)	(29,398)	(29,607)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	319	100	392
Other comprehensive income before reclassifications	(58)	163	399
Amount reclassified from accumulated other comprehensive income	(226)	56	(691)
Other comprehensive income/(loss)	(284)	219	(292)
Balance at the End of the Period	35	319	100
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(3,603)	(3,463)	(1,742)
Other comprehensive income before reclassifications	769	(140)	(1,721)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income/(loss)	769	(140)	(1,721)
Balance at the End of the Period	(2,834)	(3,603)	(3,463)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(26,116)	(26,248)	(26,509)
Other comprehensive income before reclassifications	495	(1,581)	(1,897)
Amount reclassified from accumulated other comprehensive income	1,825	1,714	2,158
Other comprehensive income/(loss)	2,320	132	262
Balance at the End of the Period	(23,796)	(26,116)	(26,248)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	2	5	(15)
Other comprehensive income before reclassifications	0	(23)	(33)
Amount reclassified from accumulated other comprehensive income	1	21	53
Other comprehensive income/(loss)	1	(2)	20
Balance at the End of the Period	$ 3	$ 2	$ 5